Components of net Investment in Direct Financing and Sales-Type Leases Reported in Container Ownership Segment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capital Leased Assets [Line Items]
Future minimum lease payments receivable	$ 326,273	$ 252,616
Residual value of containers	9,055	9,110
Less unearned income	(53,207)	(44,839)
Net investment in direct financing and sales-type leases	282,121	216,887
Amounts due within one year	64,811	43,253
Amounts due beyond one year	217,310	173,634
Net investment in direct financing and sales-type leases	$ 282,121	$ 216,887